Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 plan	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Number of share-based compensation plans	1
Share based compensation cost	$ 467,683	$ 549,836	$ 264,462
Total income tax benefit	180,058	211,687	101,818
Stock Option Plan | Options
Stock-Based Compensation
Share based compensation cost	43,830	42,623	17,179
Number of shares authorized under the plan	216,750
Vesting period	5 years
Number of shares available for future grants	25,750	19,250
Weighted-average assumptions used to determine fair value of options granted
Risk-free interest rate	1.52%	1.44%	0.60%
Expected term	3 years 1 month 6 days	4 years 4 months 21 days	5 years
Expected term	22.86%	24.28%	21.98%
Expected stock price volatility	4.66%	4.66%	4.66%
Shares
Outstanding at January 1, 2014 (in shares)	192,215
Granted (in shares)	7,133
Exercised (in shares)	(14,500)
Forfeited or expired (in shares)	(12,500)
Outstanding at December 31, 2014 (in shares)	172,348	192,215
Fully Vested and expected to vest (in shares)	108,000
Exercisable as of December 31, 2014 (in shares)	64,348
Weighted Average Exercise Price
Outstanding at January 1, 2014 (in dollars per share)	$ 10.34
Granted (in dollars per share)	$ 12.62
Exercised (in dollars per share)	$ 10.30
Forfeited or expired (in dollars per share)	$ 10.30
Outstanding at December 31, 2014 (in dollars per share)	$ 10.44	$ 10.34
share based compensation arrangements by share based payment award options grants in period weighted average remaining contractual term	8 years 1 month 13 days
Fully vested and expected to vest (in dollars per share)	$ 10.39
Exercisable as of December 31, 2014 (in dollars per share)	$ 10.53
Weighted Average Remaining Contractual Term
Outstanding at January 1, 2014	7 years 22 days	8 years 6 months 22 days
Outstanding at December 31, 2014	7 years 22 days	8 years 6 months 22 days
Fully vested and expected to vest	7 years 6 months 22 days
Exercisable as of December 31, 2014	6 years 2 months 12 days
Outstanding at December 31, 2014	443,520	450,300
Aggregate Intrinsic Value
Outstanding at January 1, 2014	450,300
Exercised	37,160	28,645	0
Forfeitures and Expirations in Period, Weighted Average Intrinsic Value	$ 33,750
Fully vested and expected to vest	282,015
Exercisable as of December 31, 2014	161,505
Information related to the stock option plan
Intrinsic value of options exercised	37,160	28,645	0
Cash received from option exercises	118,466	30,920	0
Shares received from option exercises	1,133	2,215	0
Shares received from option exercises	4,798	4,818	0
Weighted average fair value of options granted (in dollars per share)	$ 1.330	$ 1.692	$ 0.989
Total unrecognized compensation cost	$ 92,371
Weighted-average period over which cost is expected to be recognized	2 years 6 months 24 days